Property, Plant and Equipment, Net - Summary of Property, Plant and Equipment, Net (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Property, Plant and Equipment, Net [Abstract]
Office equipment	¥ 1,545	$ 237	¥ 1,465
Machinery and electronic equipment	11,513	1,764	11,034
Transportation equipment	3,310	507	2,675
Leasehold improvements	15,017	2,302	15,407
Construction in progress	11,976	1,835	3,407
Property,plant and equipment,gross	43,361	6,645	33,988
Less: accumulated depreciation	(22,492)	(3,447)	(17,716)
Total	¥ 20,869	$ 3,198	¥ 16,272